Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 6) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortization expense
Operations transport	$ 32,000
Other expenses by nature [Member]
Raw materials and consumables		$ (413,283)	$ (335,192)	$ (309,103)
Classes of Employee Benefit Expenses
Personnel expenses		(222,843)	(209,552)	(172,228)
Depreciation and amortization expense
Depreciation expense		(232,455)	(271,350)	(305,407)
Amortization expense		(2,929)	(3,217)	(3,475)
Ground study amortization expense		(5,440)	(9,498)	(2,287)
Inventory provision variation		(14,989)	(926)	2,597
Impairment of doubtful accounts		(8,038)	(7,198)	(2,981)
Operating leases		(96,094)	(90,325)	(62,599)
Fines paid		(1,112)	(1,379)	(3,953)
Fines from SEC and the Justice department		0	(30,488)	0
Investment plan expenses		(23,962)	(23,281)	(33,820)
Maintenance and repair		(5,306)	(6,051)	(3,956)
Plant suspension expenses		0	(32,061)	(57,665)
Contractors		(67,337)	(62,300)	(49,862)
Mining concessions		(7,802)	(7,313)	(12,888)
Operations transport		(54,057)	(45,864)	(37,809)
Freight and product transport costs		(131,729)	(132,260)	(96,295)
Packaging costs		(2,402)	(1,712)	(4,244)
Sales cost of imported goods		(113,898)	(125,456)	(120,040)
Insurance		(11,199)	(12,110)	(7,620)
Port costs		0	0	0
CORFO rights		(46,274)	(41,962)	(23,155)
Advisory services		(804)	(1,322)	(744)
Auditors’ fees		(1,823)	(1,768)	(415)
Marketing costs		(1,581)	(1,338)	(1,614)
Lease of offices and facilities		(878)	(494)	(417)
Advertising costs		(54)	(173)	(230)
Other expenses, by nature		(91,342)	(51,862)	(68,618)
Other expenses by nature		$ (1,557,631)	$ (1,506,452)	$ 1,378,828